Offerings	Nov. 12, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, $0.0001 par value per share, issuable pursuant to Convertible Senior Unsecured Promissory Notes(2)
Amount Registered | shares	893,200
Proposed Maximum Offering Price per Unit | $ / shares	1.07405
Maximum Aggregate Offering Price	$ 959,341.46
Fee Rate	0.01381%
Amount of Registration Fee	$ 132.49
Offering Note
(1)	Pursuant to Rule 416 under the Securities Act, the ordinary shares, par value $0.0001 per share (“Ordinary Shares”) of K Wave Media Ltd. (the “Company”) registered hereby also include an indeterminate number of additional ordinary shares as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.
(2)	Consists of 893,200 Ordinary Shares issuable upon the conversion of Convertible Senior Unsecured Promissory Notes (collectively, the “PIPE Notes”) in the aggregate principal amount of $4,400,000 (and assuming interest is payable on such notes at a rate of 3% commencing on the date of issuance of the applicable note and ending on the date that is six months thereafter), issued by the Company to certain of the Company’s shareholders (collectively, the “PIPE Investors”) on May 13, 2025 pursuant to the Securities Purchase Agreement, dated January 31, 2025, by and among the Company and the PIPE Investors.
(3)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high ($1.22 per Ordinary Share) and low ($0.9281 per Ordinary Share) sales prices of the Ordinary Shares on The Nasdaq Capital Market LLC on November 20, 2025, such date being within five business days of the date that this Registration Statement was filed with the SEC.
(4)	Consists of 5,000,000 Ordinary Shares issuable by the Company to Bitcoin Strategic Reserve KWM LLC (“Bitcoin Strategic”) pursuant to the Standby Equity Purchase Agreement, dated June 3, 2025, by and between the Company and Bitcoin Strategic.
(5)	Consists of 5,808,000 Ordinary Shares issuable by the Company to certain individuals (collectively, the “Rabbit Walk Sellers”) pursuant to the Share Purchase Agreement, dated August 27, 2025, by and among the Company and the Rabbit Walk Sellers.
(6)	Consists of 400,000 Ordinary Shares issued by the Company to Galaxy Digital LP pursuant to the Securities Purchase Agreement, dated September 26, 2025, by and between the Company and Galaxy Digital LP (the “Galaxy Securities Purchase Agreement”).
(7)	Consists of 200,000 Ordinary Shares underlying warrants issued by the Company to Galaxy Digital LP pursuant to the Galaxy Securities Purchase Agreement and being registered for resale by Galaxy Digital LP.
(8)	Consists of 150,000 Ordinary Shares which the Company will issue to Global Fund LLC as reimbursement for an equal number of Ordinary Shares which Global Fund LLC transferred to the Company’s legal counsel as payment for legal services provided to the Company in connection with the Business Combination.
(9)	Calculated pursuant to Rule 457(g) under the Securities Act, based on the exercise price of each warrant which is $2.75 per Ordinary Share.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, $0.0001 par value per share(4)
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit | $ / shares	1.07405
Maximum Aggregate Offering Price	$ 5,370,250.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 741.63
Offering Note
(1)	Pursuant to Rule 416 under the Securities Act, the ordinary shares, par value $0.0001 per share (“Ordinary Shares”) of K Wave Media Ltd. (the “Company”) registered hereby also include an indeterminate number of additional ordinary shares as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.
(2)	Consists of 893,200 Ordinary Shares issuable upon the conversion of Convertible Senior Unsecured Promissory Notes (collectively, the “PIPE Notes”) in the aggregate principal amount of $4,400,000 (and assuming interest is payable on such notes at a rate of 3% commencing on the date of issuance of the applicable note and ending on the date that is six months thereafter), issued by the Company to certain of the Company’s shareholders (collectively, the “PIPE Investors”) on May 13, 2025 pursuant to the Securities Purchase Agreement, dated January 31, 2025, by and among the Company and the PIPE Investors.
(3)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high ($1.22 per Ordinary Share) and low ($0.9281 per Ordinary Share) sales prices of the Ordinary Shares on The Nasdaq Capital Market LLC on November 20, 2025, such date being within five business days of the date that this Registration Statement was filed with the SEC.
(4)	Consists of 5,000,000 Ordinary Shares issuable by the Company to Bitcoin Strategic Reserve KWM LLC (“Bitcoin Strategic”) pursuant to the Standby Equity Purchase Agreement, dated June 3, 2025, by and between the Company and Bitcoin Strategic.
(5)	Consists of 5,808,000 Ordinary Shares issuable by the Company to certain individuals (collectively, the “Rabbit Walk Sellers”) pursuant to the Share Purchase Agreement, dated August 27, 2025, by and among the Company and the Rabbit Walk Sellers.
(6)	Consists of 400,000 Ordinary Shares issued by the Company to Galaxy Digital LP pursuant to the Securities Purchase Agreement, dated September 26, 2025, by and between the Company and Galaxy Digital LP (the “Galaxy Securities Purchase Agreement”).
(7)	Consists of 200,000 Ordinary Shares underlying warrants issued by the Company to Galaxy Digital LP pursuant to the Galaxy Securities Purchase Agreement and being registered for resale by Galaxy Digital LP.
(8)	Consists of 150,000 Ordinary Shares which the Company will issue to Global Fund LLC as reimbursement for an equal number of Ordinary Shares which Global Fund LLC transferred to the Company’s legal counsel as payment for legal services provided to the Company in connection with the Business Combination.
(9)	Calculated pursuant to Rule 457(g) under the Securities Act, based on the exercise price of each warrant which is $2.75 per Ordinary Share.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, $0.0001 par value per share(5)
Amount Registered | shares	5,808,000
Proposed Maximum Offering Price per Unit | $ / shares	1.07405
Maximum Aggregate Offering Price	$ 6,238,082.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 861.48
Offering Note
(1)	Pursuant to Rule 416 under the Securities Act, the ordinary shares, par value $0.0001 per share (“Ordinary Shares”) of K Wave Media Ltd. (the “Company”) registered hereby also include an indeterminate number of additional ordinary shares as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.
(2)	Consists of 893,200 Ordinary Shares issuable upon the conversion of Convertible Senior Unsecured Promissory Notes (collectively, the “PIPE Notes”) in the aggregate principal amount of $4,400,000 (and assuming interest is payable on such notes at a rate of 3% commencing on the date of issuance of the applicable note and ending on the date that is six months thereafter), issued by the Company to certain of the Company’s shareholders (collectively, the “PIPE Investors”) on May 13, 2025 pursuant to the Securities Purchase Agreement, dated January 31, 2025, by and among the Company and the PIPE Investors.
(3)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high ($1.22 per Ordinary Share) and low ($0.9281 per Ordinary Share) sales prices of the Ordinary Shares on The Nasdaq Capital Market LLC on November 20, 2025, such date being within five business days of the date that this Registration Statement was filed with the SEC.
(4)	Consists of 5,000,000 Ordinary Shares issuable by the Company to Bitcoin Strategic Reserve KWM LLC (“Bitcoin Strategic”) pursuant to the Standby Equity Purchase Agreement, dated June 3, 2025, by and between the Company and Bitcoin Strategic.
(5)	Consists of 5,808,000 Ordinary Shares issuable by the Company to certain individuals (collectively, the “Rabbit Walk Sellers”) pursuant to the Share Purchase Agreement, dated August 27, 2025, by and among the Company and the Rabbit Walk Sellers.
(6)	Consists of 400,000 Ordinary Shares issued by the Company to Galaxy Digital LP pursuant to the Securities Purchase Agreement, dated September 26, 2025, by and between the Company and Galaxy Digital LP (the “Galaxy Securities Purchase Agreement”).
(7)	Consists of 200,000 Ordinary Shares underlying warrants issued by the Company to Galaxy Digital LP pursuant to the Galaxy Securities Purchase Agreement and being registered for resale by Galaxy Digital LP.
(8)	Consists of 150,000 Ordinary Shares which the Company will issue to Global Fund LLC as reimbursement for an equal number of Ordinary Shares which Global Fund LLC transferred to the Company’s legal counsel as payment for legal services provided to the Company in connection with the Business Combination.
(9)	Calculated pursuant to Rule 457(g) under the Securities Act, based on the exercise price of each warrant which is $2.75 per Ordinary Share.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, $0.0001 par value per share (6)
Amount Registered | shares	400,000
Proposed Maximum Offering Price per Unit | $ / shares	1.07405
Maximum Aggregate Offering Price	$ 429,620
Fee Rate	0.01381%
Amount of Registration Fee	$ 59.33
Offering Note
(1)	Pursuant to Rule 416 under the Securities Act, the ordinary shares, par value $0.0001 per share (“Ordinary Shares”) of K Wave Media Ltd. (the “Company”) registered hereby also include an indeterminate number of additional ordinary shares as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.
(2)	Consists of 893,200 Ordinary Shares issuable upon the conversion of Convertible Senior Unsecured Promissory Notes (collectively, the “PIPE Notes”) in the aggregate principal amount of $4,400,000 (and assuming interest is payable on such notes at a rate of 3% commencing on the date of issuance of the applicable note and ending on the date that is six months thereafter), issued by the Company to certain of the Company’s shareholders (collectively, the “PIPE Investors”) on May 13, 2025 pursuant to the Securities Purchase Agreement, dated January 31, 2025, by and among the Company and the PIPE Investors.
(3)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high ($1.22 per Ordinary Share) and low ($0.9281 per Ordinary Share) sales prices of the Ordinary Shares on The Nasdaq Capital Market LLC on November 20, 2025, such date being within five business days of the date that this Registration Statement was filed with the SEC.
(4)	Consists of 5,000,000 Ordinary Shares issuable by the Company to Bitcoin Strategic Reserve KWM LLC (“Bitcoin Strategic”) pursuant to the Standby Equity Purchase Agreement, dated June 3, 2025, by and between the Company and Bitcoin Strategic.
(5)	Consists of 5,808,000 Ordinary Shares issuable by the Company to certain individuals (collectively, the “Rabbit Walk Sellers”) pursuant to the Share Purchase Agreement, dated August 27, 2025, by and among the Company and the Rabbit Walk Sellers.
(6)	Consists of 400,000 Ordinary Shares issued by the Company to Galaxy Digital LP pursuant to the Securities Purchase Agreement, dated September 26, 2025, by and between the Company and Galaxy Digital LP (the “Galaxy Securities Purchase Agreement”).
(7)	Consists of 200,000 Ordinary Shares underlying warrants issued by the Company to Galaxy Digital LP pursuant to the Galaxy Securities Purchase Agreement and being registered for resale by Galaxy Digital LP.
(8)	Consists of 150,000 Ordinary Shares which the Company will issue to Global Fund LLC as reimbursement for an equal number of Ordinary Shares which Global Fund LLC transferred to the Company’s legal counsel as payment for legal services provided to the Company in connection with the Business Combination.
(9)	Calculated pursuant to Rule 457(g) under the Securities Act, based on the exercise price of each warrant which is $2.75 per Ordinary Share.

Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, $0.0001 par value per share, underlying warrants (7)
Amount Registered | shares	200,000
Proposed Maximum Offering Price per Unit | $ / shares	2.75
Maximum Aggregate Offering Price	$ 550,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 75.96
Offering Note
(1)	Pursuant to Rule 416 under the Securities Act, the ordinary shares, par value $0.0001 per share (“Ordinary Shares”) of K Wave Media Ltd. (the “Company”) registered hereby also include an indeterminate number of additional ordinary shares as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.
(2)	Consists of 893,200 Ordinary Shares issuable upon the conversion of Convertible Senior Unsecured Promissory Notes (collectively, the “PIPE Notes”) in the aggregate principal amount of $4,400,000 (and assuming interest is payable on such notes at a rate of 3% commencing on the date of issuance of the applicable note and ending on the date that is six months thereafter), issued by the Company to certain of the Company’s shareholders (collectively, the “PIPE Investors”) on May 13, 2025 pursuant to the Securities Purchase Agreement, dated January 31, 2025, by and among the Company and the PIPE Investors.
(3)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high ($1.22 per Ordinary Share) and low ($0.9281 per Ordinary Share) sales prices of the Ordinary Shares on The Nasdaq Capital Market LLC on November 20, 2025, such date being within five business days of the date that this Registration Statement was filed with the SEC.
(4)	Consists of 5,000,000 Ordinary Shares issuable by the Company to Bitcoin Strategic Reserve KWM LLC (“Bitcoin Strategic”) pursuant to the Standby Equity Purchase Agreement, dated June 3, 2025, by and between the Company and Bitcoin Strategic.
(5)	Consists of 5,808,000 Ordinary Shares issuable by the Company to certain individuals (collectively, the “Rabbit Walk Sellers”) pursuant to the Share Purchase Agreement, dated August 27, 2025, by and among the Company and the Rabbit Walk Sellers.
(6)	Consists of 400,000 Ordinary Shares issued by the Company to Galaxy Digital LP pursuant to the Securities Purchase Agreement, dated September 26, 2025, by and between the Company and Galaxy Digital LP (the “Galaxy Securities Purchase Agreement”).
(7)	Consists of 200,000 Ordinary Shares underlying warrants issued by the Company to Galaxy Digital LP pursuant to the Galaxy Securities Purchase Agreement and being registered for resale by Galaxy Digital LP.
(8)	Consists of 150,000 Ordinary Shares which the Company will issue to Global Fund LLC as reimbursement for an equal number of Ordinary Shares which Global Fund LLC transferred to the Company’s legal counsel as payment for legal services provided to the Company in connection with the Business Combination.
(9)	Calculated pursuant to Rule 457(g) under the Securities Act, based on the exercise price of each warrant which is $2.75 per Ordinary Share.

Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, $0.0001 par value per share (8)
Amount Registered | shares	150,000
Proposed Maximum Offering Price per Unit | $ / shares	1.07405
Maximum Aggregate Offering Price	$ 161,107.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 22.25
Offering Note
(1)	Pursuant to Rule 416 under the Securities Act, the ordinary shares, par value $0.0001 per share (“Ordinary Shares”) of K Wave Media Ltd. (the “Company”) registered hereby also include an indeterminate number of additional ordinary shares as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.
(2)	Consists of 893,200 Ordinary Shares issuable upon the conversion of Convertible Senior Unsecured Promissory Notes (collectively, the “PIPE Notes”) in the aggregate principal amount of $4,400,000 (and assuming interest is payable on such notes at a rate of 3% commencing on the date of issuance of the applicable note and ending on the date that is six months thereafter), issued by the Company to certain of the Company’s shareholders (collectively, the “PIPE Investors”) on May 13, 2025 pursuant to the Securities Purchase Agreement, dated January 31, 2025, by and among the Company and the PIPE Investors.
(3)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high ($1.22 per Ordinary Share) and low ($0.9281 per Ordinary Share) sales prices of the Ordinary Shares on The Nasdaq Capital Market LLC on November 20, 2025, such date being within five business days of the date that this Registration Statement was filed with the SEC.
(4)	Consists of 5,000,000 Ordinary Shares issuable by the Company to Bitcoin Strategic Reserve KWM LLC (“Bitcoin Strategic”) pursuant to the Standby Equity Purchase Agreement, dated June 3, 2025, by and between the Company and Bitcoin Strategic.
(5)	Consists of 5,808,000 Ordinary Shares issuable by the Company to certain individuals (collectively, the “Rabbit Walk Sellers”) pursuant to the Share Purchase Agreement, dated August 27, 2025, by and among the Company and the Rabbit Walk Sellers.
(6)	Consists of 400,000 Ordinary Shares issued by the Company to Galaxy Digital LP pursuant to the Securities Purchase Agreement, dated September 26, 2025, by and between the Company and Galaxy Digital LP (the “Galaxy Securities Purchase Agreement”).
(7)	Consists of 200,000 Ordinary Shares underlying warrants issued by the Company to Galaxy Digital LP pursuant to the Galaxy Securities Purchase Agreement and being registered for resale by Galaxy Digital LP.
(8)	Consists of 150,000 Ordinary Shares which the Company will issue to Global Fund LLC as reimbursement for an equal number of Ordinary Shares which Global Fund LLC transferred to the Company’s legal counsel as payment for legal services provided to the Company in connection with the Business Combination.
(9)	Calculated pursuant to Rule 457(g) under the Securities Act, based on the exercise price of each warrant which is $2.75 per Ordinary Share.